Financial Assets at FVTPL	12 Months Ended
Dec. 31, 2024
Financial Assets At FVTPL [Abstract]
FINANCIAL ASSETS AT FVTPL
16.	FINANCIAL ASSETS AT FVTPL

	As of December 31,
	2023	2024
	$’000	$’000
Current:
Wealth management product	7	7
Total	7	7

During the Relevant Periods, the Group used surplus capital to purchase dual currency structured deposit and wealth management product from domestic commercial banks, which preserved capital and liquidity.

The wealth management product held as of December 31, 2023 and 2024 was an investment into a money market fund that invests in short-term debt instruments such as treasury bills, certain certificates of deposit, bonds, government gilts and commercial paper. The returns on all of the financial product was not guaranteed, hence their contractual cash flows did not qualify solely as payments of principal and interest. Therefore, those products were accounted at fair value through profit or loss. Further details are included in note 25(c) NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS.